Other Current Assets (Tables) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Other Assets [Abstract]
Inventories	$ 12,027	$ 20,304
Deferred operating expenses	0	66,169
Prepayments and advances	5,202	28,071
Insurance claims (Note 14)	1,596	7,201
Other	162	3,719
Balance at end of year/period	$ 18,987	$ 125,464